ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Payroll and welfare benefit	$ 22,404	$ 25,692
Other taxes and surcharges payable	45,705	37,375
Accrued unrecognized tax benefits and related interest and penalties (Note 18)	75,483	34,045
Amounts payable to employees	2,391	6,524
Amounts payable to sales and marketing agents (Note 2)	61,463	26,714
Refundable rental deposits	1,221	1,212
Accrued rental expenses	759	775
Others	12,475	10,955
Accrued expenses and other liabilities	$ 221,901	$ 143,292